Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Schedule of Contractual Obligations and Commitments

Contractual obligations and commitments	2024 £m	2023 £m
Contracted for but not provided in the financial statements:
Intangible assets	19,183	16,329
Property, plant and equipment	754	762
Investments	203	153
	20,140	17,244